CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net income	$ 426,326	$ 349,563	$ 277,308
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property and equipment	32,122	28,642	26,560
Amortization of intangible assets	9,110	4,560	1,908
Amortization of convertible debt issuance cost (Note 18)	4,140	690	4,266
Stock-based compensation	95,069	91,387	73,828
Provision for allowance for doubtful accounts	15,424	8,465	14,621
Deferred tax (benefits) provision	33,560	(3,214)	(5,470)
Loss (income) from equity method investments, net	(1,120)	16,070	11,766
Fair value changes through earnings on investments, net (Note 4)	(96,533)
Dividends received from equity method investments	4,236	7,680	3,103
Realized gain on investments	(2,729)	(132,007)	(289,693)
Investment related impairment	81,281	122,970	44,433
Goodwill and acquired intangibles impairment (Note 6)	23,245		40,194
Foreign exchange loss	32
Loss (gain) on disposal of property and equipment	(249)	(178)	57
Change in fair value of option liability (Note 4)			28,456
Changes in assets and liabilities, net of acquisitions:
Accounts receivable	(281,955)	(61,339)	(12,601)
Prepaid expenses and other current assets	(39,127)	(15,578)	(18,160)
Other assets	(9,440)	(1,008)	2,554
Accounts payable	49,649	15,963	14,329
Amount due to customers	(119,119)	(25,155)	100,654
Accrued expenses and other current liabilities	68,590	113,983	90,075
Income taxes payable	17,029	58,825	24,913
Deferred revenues	1,495	15,973	10,557
Others	1	(2)	(9)
Net cash provided by operating activities	311,037	596,290	443,649
Cash flows from investing activities:
Purchases of short-term investments	(2,357,346)	(2,140,946)	(1,116,340)
Maturities of short-term investments	2,933,641	1,166,184	2,153,181
Cash paid for business combination, net of cash acquired (Note 5)	(47,042)	242
Purchases of property and equipment	(46,451)	(44,907)	(37,688)
Purchases of land use rights	(216,050)
Cash paid (including prepayments) on long-term investments	(1,008,444)	(150,448)	(862,848)
RMB deposit received from (repaid to) E-House (Note 4)		(135,386)	128,153
Consideration received from E-House for share exchange with Leju (Note 4)		127,600
Repayment from a third party		21,000
Proceeds from disposal of investments/ refund of prepayment on long-term investments	293,459	168,486	680,381
Others	324	228	959
Net cash provided by (used in) investing activities	(447,909)	(987,947)	945,798
Cash flows from financing activities:
Proceeds from issuance of ordinary shares pursuant to stock plans	2,305	3,220	36,045
Proceeds from issuance of shares to New Wave, a related party (Note 15)		7
Proceeds received from non-controlling interests shareholders		20,330	127
Cash paid for purchase of non-controlling interests in subsidiary	(1,792)	(1,844)	(3,273)
Proceeds from issuance of Weibo convertible senior notes, net of issuance cost (Note 18)		879,293
Repayment of senior convertible notes of SINA (Note 18)	(153,085)		(646,908)
Repurchase of ordinary shares (Note 18)	(249,263)	(47,624)	(26,125)
Proceeds from short-term bank loans	143,873	87,560	103,951
Repayment of short-term bank loans	(150,552)	(33,733)	(68,113)
Proceeds from third-party loans			22,485
Repayment of third-party loans		(20,239)	(21,599)
Net cash provided by (used in) financing activities	(408,514)	886,970	(603,410)
Effect of exchange rate change on cash, cash equivalents and restricted cash	(18,485)	62,459	(41,197)
Net increase (decrease) in cash and cash equivalent and restricted cash	(563,871)	557,772	744,840
Cash, cash equivalents and restricted cash at the beginning of the year	2,206,703	1,648,931	904,091
Cash, cash equivalents and restricted cash at the end of the year	1,642,832	2,206,703	1,648,931
Supplemental disclosures:
Cash paid for income taxes	(77,937)	(17,313)	(8,210)
Cash paid for interest, net of amounts capitalized	(16,836)	(1,987)	(8,330)
Non-cash investing and financing activities
Exchanges of long-term investments in E-House and Leju (Note 4)			322,726
In-kind distribution of Weibo's shares (Note 15)		554,016	338,598
Unpaid consideration for acquisitions	10,055	5,704
Changes in account payable related to property and equipment addition	$ (395)	$ (12,369)	$ 19,923